Exhibit 10.3

EXECUTION VERSION

NISSAN MOTOR ACCEPTANCE CORPORATION,

as Grantor and Beneficiary,

U.S. BANK TRUST NATIONAL ASSOCIATION,

as Trustee,

NISSAN MOTOR ACCEPTANCE CORPORATION,

as Administrator

and

WILMINGTON TRUST COMPANY,

as Delaware Trustee

FIRST AMENDMENT TO

AMENDED AND RESTATED TRUST AGREEMENT

Dated as of March 19, 2021

FIRST AMENDMENT TO AMENDED AND RESTATED TRUST AGREEMENT

This First Amendment (this “Amendment”) to the Amended and Restated Trust Agreement is dated as of March 19, 2021, and is entered into by and between Nissan Motor Acceptance Corporation (“NMAC”), as Grantor and Beneficiary, and as Administrator, U.S. Bank Trust National Association, as Trustee, and Wilmington Trust Company, as Delaware Trustee. Capitalized terms used herein that are not otherwise defined shall have the meanings ascribed thereto in the Amended and Restated Trust Agreement dated as of March 1, 1999 (the “Trust Agreement”), by and between the parties hereto.

RECITALS

WHEREAS, the parties hereto wish to amend the Trust Agreement pursuant to Section 10.01(b) thereof as of the Effective Date (as defined below) in accordance with the terms and conditions set forth below.

NOW, THEREFORE, in consideration of the amendments, agreements, and other provisions herein contained and of other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, the parties hereto agree as follows:

ARTICLE 1

AMENDMENT OF THE TRUST AGREEMENT

Section 1.01. Amendment of Section 2.07.

(a) Section 2.07 is hereby amended by deleting paragraph (e)(ii) in its entirety and substituting in lieu thereof a new paragraph (e)(ii), reading in its entirety as follows:

“commence any voluntary Proceeding with respect to the Trust under any United States federal or State bankruptcy or similar law without the prior written consent of the Trustee, each Holder and, if any Rated Securities are outstanding, the satisfaction of the Rating Agency Condition; or”

(b) Section 2.07 is hereby further amended by deleting paragraph (h) in its entirety and substituting in lieu thereof a new paragraph (h), reading in its entirety as follows:

“The Trust shall not merge or consolidate with, or sell all or substantially all of the Trust Assets to any Person, except in accordance with the Relevant Documents, with the prior written consent of each Holder and, if any Rated Securities are Outstanding, with the satisfaction of the Rating Agency Condition. Without limiting the generality of the foregoing, the Trustee shall not delegate any decision with regard to any merger, consolidation, sale of assets, the filing by the Trust of a voluntary petition for bankruptcy or consenting to the filing of an involuntary petition for bankruptcy against the Trust.”

Section 1.02. Amendment of Section 4.04. Section 4.04 is hereby amended by deleting such Section in its entirety and substituting in lieu thereof a new Section, reading in its entirety as follows:

“The Trustee shall not have the power to commence a voluntary Proceeding with respect to the Trust under any United States federal or State bankruptcy or similar law without the prior written consent of each Holder and if any Rated Securities are outstanding, the satisfaction of the Rating Agency Condition.”

Section 1.03. Amendment of Section 10.08. Section 10.08 is hereby amended by deleting paragraph (b) in its entirety and substituting in lieu thereof a new paragraph (b), reading in its entirety as follows:

“Each of the Trustee and Delaware Trustee, by entering into this Agreement, hereby covenants and agrees that they will not at any time institute against the Beneficiary, the Administrator or the Trust, or join in any institution against the Beneficiary, the Administrator or the Trust of, any bankruptcy Proceedings under any United States federal or State bankruptcy or similar law in connection with any obligations relating to this Agreement or any Trust Document; provided, however, that upon receipt of the written consent of each Holder and, if any Rated Securities are outstanding, the satisfaction of the Rating Agency Condition, each of the Trustee and the Delaware Trust may file such a Proceeding against the Trust.”

Section 1.04. Amendment of Exhibit A. Section 2.07 is hereby further amended by deleting the definition of “Rating Agency Condition” in its entirety and substituting in lieu thereof a new definition of “Rating Agency Condition”, reading in its entirety as follows:

“ “Rating Agency Condition” means, with respect to any event or action and each Rating Agency, either (a) written confirmation (which may be in the form of a letter, a press release or other publication, or a change in such Rating Agency’s published ratings criteria to this effect) by such Rating Agency that the occurrence of such event or action will not cause it to downgrade, qualify or withdraw its rating assigned to any Rated Securities or (b) that such Rating Agency shall have been given notice of such event or action at least ten (10) days prior to such event or action (or, if ten (10) days’ advance notice is impracticable, as much advance notice as is practicable) and such Rating Agency shall not have issued any written notice that the occurrence of such event or action will cause it to downgrade, qualify or withdraw its rating assigned to any Rated Securities.” ”

ARTICLE 2

EFFECTIVE DATE

Section 2.01. Effective Date. Upon receipt by NMAC of counterparts of this Amendment executed by the Grantor, the Beneficiary, the Administrator, the Trustee and the Delaware Trustee, this Amendment shall become effective immediately after all of the following occur (such date, the “Effective Date”), without further action by any party other than the following:

(a) prior written consent of each Holder with respect to this Amendment in accordance with Section 10.01(b) of the Trust Agreement;

(b) satisfaction of the Rating Agency Condition with respect to this Amendment in accordance with Section 10.01(b) of the Trust Agreement; and

(c) receipt by the Trustee of an Opinion of Counsel in accordance with Section 10.01(f) of the Trust Agreement.

Upon receipt of evidence of satisfaction of the conditions set forth above, NMAC shall provide written notice to the Trustee and the Delaware Trustee stating that the conditions to effectiveness of this Amendment have been satisfied and identifying the Effective Date.

ARTICLE 3

MISCELLANEOUS

Section 3.01. Reference to and Effect on the Trust Agreement.

(a) On or after the Effective Date, each reference in the Trust Agreement to “this Agreement,” “hereunder,” “hereof,” “herein,” or words of similar import referring the Trust Agreement shall mean and be a reference to the Trust Agreement as amended by this Amendment.

(b) Except as specifically amended by this Amendment, the Trust Agreement shall remain in full force and effect and is hereby ratified and confirmed.

Section 3.02. Governing Law. This Amendment shall be governed by and construed in accordance with the laws of the State of Delaware, without reference to its conflict of law provisions, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

Section 3.03. Direction to Delaware Trustee. NMAC hereby requests and directs that each of Wilmington Trust Company, in its capacity as the Delaware Trustee, and U.S. Bank National Association, as Trustee, execute and deliver this Amendment.

Section 3.04. Counterparts; Electronic Signatures. This Amendment may be executed (including by way of electronic or facsimile transmission) in any number of counterparts and by separate parties hereto on separate counterparts, each of which when executed shall be deemed an original, but all counterparts taken together shall constitute one and the same instrument. The parties acknowledge and agree that they may execute this Amendment and any variation or amendment to the same, by electronic instrument. The parties agree that the electronic signatures appearing on the document shall have the same effect as handwritten signatures and the use of an electronic signature on this Amendment shall have the same validity and legal effect as the use of a signature affixed by hand and is made with the intention of authenticating this Amendment, and evidencing the parties’ intention to be bound by the terms and conditions contained herein. For the purposes of using an electronic signature, the parties authorize each other to the lawful processing of personal data of the signers for contract performance and their legitimate interests including contract management.

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IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective signatories thereunto duly authorized as of the date first written above.

NISSAN MOTOR ACCEPTANCE CORPORATION, as Grantor and Beneficiary

By: /s/ Douglas E. Gwin, Jr.
Name: Douglas E. Gwin, Jr.
Title: Assistant Treasurer

NISSAN MOTOR ACCEPTANCE CORPORATION, as Administrator

By: /s/ Douglas E. Gwin, Jr.
Name: Douglas E. Gwin, Jr.
Title: Assistant Treasurer

Signature page to First Amendment To Amended And Restated Trust Agreement

U.S. BANK TRUST NATIONAL ASSOCIATION, as Trustee

By:	/s/ Brian W. Kozack
Name:	Brian W. Kozack
Title:	Vice President

Signature page to First Amendment To Amended And Restated Trust Agreement

WILMINGTON TRUST COMPANY, as Delaware Trustee

By:	/s/ Drew H. Davis
Name:	Drew H. Davis
Title:	Vice President

Signature page to First Amendment To Amended And Restated Trust Agreement